COMMON SHARES (Details) $ in Thousands					12 Months Ended
	Jan. 22, 2021 USD ($)	Dec. 28, 2020 shares	Nov. 20, 2020 USD ($)	Nov. 12, 2020 shares	Apr. 30, 2023 USD ($)	Feb. 28, 2023 USD ($) class shares	Feb. 28, 2022 USD ($) shares	Feb. 28, 2021 USD ($) shares	Apr. 18, 2022 USD ($)	Apr. 27, 2021 USD ($)
COMMON SHARES
Classes of common shares | class						2
Share repurchases | $						$ 66,368	$ 196,277	$ 9,852
Proceeds from private placement | $								2,500,000
Aggregate consideration | $						$ 66,368	$ 196,277	$ 9,852
Maximum
COMMON SHARES
Share repurchases | $					$ 803,700
Class A Common shares
COMMON SHARES
Number of common share voting rights						one
Shares converted (in shares) | shares						0	17,785,600	2,000
Shares issued | shares		4,984,051		7,575,756		2,310,009	2,455,216	2,240,585
Maximum repurchase amount | $									$ 1,000,000
Repurchase of shares | shares						5,959,339	1,506,667	61,667
Proceeds from private placement | $	$ 1,000,000		$ 1,500,000
Aggregate consideration | $						$ 66,368	$ 196,277	$ 9,852
Class A Common shares | Share options
COMMON SHARES
Exercise of share options (in shares) | shares						26,092	56,296	359,178
Class A Common shares | Maximum
COMMON SHARES
Maximum repurchase amount | $										$ 500,000
Class B Common shares
COMMON SHARES
Number of common share voting rights						ten
Conversion ratio of Class B into Class A | shares						1
Shares converted (in shares) | shares						0	17,785,600	2,000
ADS
COMMON SHARES
Shares issued | shares						6,930,027	7,365,648	6,721,755
ADS | Share options
COMMON SHARES
Exercise of share options (in shares) | shares						78,276	168,888	1,077,534